Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 7,358	$ 13,086
Additions	1,481	4,168
Amortization and write-off	(7,243)	(9,896)
Deferred charges transfers to vessels held for sale cost	(286)
Subtotal	1,310
Less: current portion	(1,090)	0
Balance at the end of the year	220	7,358
[DryDockingMember]
Balance at beginning of the year	5,802	10,713
Additions	1,481	3,996	8,296
Amortization and write-off	(6,777)	(8,907)
Deferred charges transfers to vessels held for sale cost	(286)
Subtotal	220
Less: current portion	0
Balance at the end of the year	220	5,802	10,713
[FinancingCostsMember]
Balance at beginning of the year	1,556	2,373
Additions	0	172
Amortization and write-off	(466)	(989)
Deferred charges transfers to vessels held for sale cost	0
Subtotal	1,090
Less: current portion	(1,090)
Balance at the end of the year	$ 0	$ 1,556